Offerings	Jul. 28, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.These Class A ordinary shares may be represented by American depositary shares, each of which represents 300 Class A ordinary shares. American depositary shares issuable upon deposit of the Class A ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 filed with the Commission on June 13, 2018 (Registration No. 333-225594).
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Preferred shares
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Subscription rights
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Units
Amount of Registration Fee	$ 0
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Total for Primary Offering
Maximum Aggregate Offering Price	$ 500,000,000
Amount of Registration Fee	$ 76,550.00
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.There are being registered under this registration statement such indeterminate number of Class A ordinary shares, preferred shares, warrants, subscription rights and units as may be sold by the registrant from time to time, which collectively shall have an aggregate initial offering price not to exceed US$500,000,000 or, if any securities are issued for consideration denominated in a foreign currency, such amount as shall result in an aggregate initial offering price equivalent to a maximum of US$500,000,000. The securities registered hereunder also include such indeterminate number of Class A ordinary shares as may be issued upon conversion, exercise or exchange of warrants that provide for such conversion into, exercise for or exchange into Class A ordinary shares. In addition, pursuant to Rule 416 under the Securities Act, the Class A ordinary shares being registered hereunder include such indeterminate number of Class A ordinary shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.Not specified as to each class of securities to be registered pursuant to General Instruction II.C. of Form F-3.An indeterminate aggregate amount of securities is being registered as may from time to time be sold at indeterminate prices.The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act on the basis of the maximum aggregate offering price of the securities listed.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.0001 per share
Amount Registered | shares	16,544,377,840
Proposed Maximum Offering Price per Unit | $ / shares	0.0144
Maximum Aggregate Offering Price	$ 238,239,040.90
Amount of Registration Fee	$ 36,474.40
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, this Registration Statement includes an indeterminate number of additional shares as may be issuable as a result of stock splits or stock dividends which occur during this continuous offering.The proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee for this offering pursuant to Rule 457(c) under the Securities Act of 1933, as amended, or the Securities Act, using the average of the high and low prices for the registrant’s American depositary shares as quoted on the Nasdaq Global Select Market on July 25, 2025.